Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2012
Cash and cash equivalents
Cash and cash equivalents

	June 30, 2012	December 31, 2011
	(unaudited)
Cash	1,038	945
Short-term investments	3,045	2,586
	4,083	3,531